Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Disclosure of Current Liabilities Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Annual leave	814,018	690,568